UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

CORE BOND FUND

FORM N-Q

OCTOBER 31, 2007

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 21.3%
Aerospace & Defense - 0.0%
$20,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	$18,907

Airlines - 0.5%
	Delta Air Lines Inc.:
300,000	6.821% due 8/10/22 (a)	299,301
548,480	Pass-Through Certificates, 6.619% due 3/18/11	551,908
	JetBlue Airways Corp.:
266,838	5.933% due 8/15/16 (b)	267,105
300,000	6.008% due 11/15/16 (b)	276,000

	Total Airlines	1,394,314

Automobiles - 0.1%
	DaimlerChrysler North America Holding Corp.:
50,000	7.200% due 9/1/09	51,828
95,000	Notes, 4.050% due 6/4/08	94,246
40,000	Ford Motor Co., Senior Notes, 4.950% due 1/15/08	39,829

	Total Automobiles	185,903

Capital Markets - 2.2%
	Bear Stearns Co. Inc.:
730,000	Senior Notes, 6.400% due 10/2/17	728,952
450,000	Subordinated Notes, 5.550% due 1/22/17	421,452
570,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	562,674
	Kaupthing Bank HF:
270,000	5.938% due 4/12/11 (a)(b)	269,079
1,030,000	Notes, 5.750% due 10/4/11 (a)(c)	995,464
440,000	Subordinated Notes, 7.125% due 5/19/16 (a)	436,689
100,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(d)	93,429
	Lehman Brothers Holdings Inc.:
45,000	5.250% due 2/6/12	44,436
1,710,000	Medium-Term Notes, 7.394% due 9/15/22 (b)(c)	1,749,451
190,000	Senior Notes, Medium-Term Notes, 6.200% due 9/26/14	191,498
750,000	Subordinated Notes, 6.500% due 7/19/17	756,688
	Morgan Stanley:
	Medium-Term Notes:
110,000	5.625% due 1/9/12	111,670
180,000	5.659% due 10/18/16 (b)	175,429
30,000	Notes, 3.625% due 4/1/08	29,855

	Total Capital Markets	6,566,766

Commercial Banks - 2.5%
160,000	Eksportfinans A/S, 5.500% due 5/25/16	165,351
	Glitnir Banki HF:
	Notes:
130,000	6.330% due 7/28/11 (a)	132,542
290,000	6.375% due 9/25/12 (a)	292,371
350,000	Subordinated Bonds, 7.451% due 9/14/16 (a)(b)(d)	361,578
420,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)	430,150
130,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(b)(d)	125,022
930,000	Landsbanki Islands HF, 6.100% due 8/25/11 (a)(c)	946,061
10,000	Rabobank Capital Funding II, 5.260% due 12/31/13 (a)(b)(d)	9,577
20,000	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 10/21/16 (a)(b)(d)	18,813

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 2.5% (continued)
$140,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)	$140,793
	Royal Bank of Scotland Group PLC:
250,000	Bonds, 6.990% due 10/5/17 (a)(b)(d)	253,123
200,000	Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (a)(b)(d)	207,662
700,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	664,930
350,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)	354,161
200,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)	186,590
690,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	626,434
1,420,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (b)(c)(d)	1,409,776
170,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	170,968
640,000	Wells Fargo Bank NA, Subordinated Notes, 5.950% due 8/26/36	632,852
360,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	339,481

	Total Commercial Banks	7,468,235

Commercial Services & Supplies - 0.2%
635,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	661,186

Consumer Finance - 3.6%
310,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (b)	318,349
	Ford Motor Credit Co.:
230,000	Bonds, 7.375% due 2/1/11	217,086
	Notes:
190,000	6.625% due 6/16/08	189,179
4,420,000	7.375% due 10/28/09 (c)	4,264,801
210,000	Senior Notes, 7.250% due 10/25/11	195,508
4,460,000	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10 (c)	4,319,251
	SLM Corp., Medium-Term Notes:
150,000	5.000% due 10/1/13	132,726
150,000	5.375% due 5/15/14	133,465
1,530,000	5.625% due 8/1/33 (c)	1,200,046

	Total Consumer Finance	10,970,411

Diversified Financial Services - 3.2%
280,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)	264,400
300,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	284,161
563,528	Air 2 US, 8.027% due 10/1/19 (a)	566,346
130,000	Bank of America Corp., 5.375% due 8/15/11	131,294
230,000	Citigroup Inc., 5.100% due 9/29/11	229,597
230,000	European Investment Bank, 4.625% due 3/21/12	230,966
1,320,000	General Electric Capital Corp., Medium-Term Notes, 5.450% due 1/15/13 (c)	1,336,306
300,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)	288,624
20,000	Goldman Sachs Group Inc., 5.450% due 11/1/12	20,141
225,000	HSBC Finance Corp., Notes, 4.125% due 11/16/09	221,041
20,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(b)	19,657
	JPMorgan Chase & Co.:
160,000	5.150% due 10/1/15	155,615
300,000	Subordinated Notes, 5.125% due 9/15/14	293,078
484,024	Lilacs Repackaging 05-I, 5.138% due 1/15/64 (a)	473,860
590,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project, Bonds, 5.611% due 9/15/51 (a)	568,170
400,000	Merna Reinsurance Ltd., Subordinated Notes, 6.981% due 6/30/12 (a)(b)	399,940
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (b)	95,500
	Residential Capital LLC, Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 3.2% (continued)
$50,000	7.125% due 11/21/08 (b)	$42,135
50,000	7.314% due 4/17/09 (b)	39,062
160,000	7.595% due 5/22/09 (b)	125,000
2,280,000	7.000% due 2/22/11 (b)(c)	1,665,524
10,000	7.500% due 6/1/12 (b)	7,306
220,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(b)	205,678
930,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(c)(d)	874,581
	TNK-BP Finance SA:
140,000	7.500% due 7/18/16 (a)	136,850
710,000	7.875% due 3/13/18 (a)	705,562
230,000	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	271,745

	Total Diversified Financial Services	9,652,139

Diversified Telecommunication Services - 0.9%
160,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	199,179
	BellSouth Corp., Notes:
10,000	4.750% due 11/15/12	9,839
370,000	6.875% due 10/15/31	401,756
100,000	British Telecommunications PLC, Notes, 8.625% due 12/15/10 (b)	110,093
375,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	376,605
	Koninklijke KPN NV, Senior Notes:
80,000	8.000% due 10/1/10	86,177
500,000	8.375% due 10/1/30	598,453
90,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	88,493
320,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	308,868
70,000	Telecom Italia Capital SA, 4.950% due 9/30/14	67,096
35,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	38,336
310,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	328,853

	Total Diversified Telecommunication Services	2,613,748

Electric Utilities - 0.9%
5,000	Cleveland Electric Illuminating Co., 5.700% due 4/1/17	4,895
700,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	714,109
380,000	Exelon Corp., Bonds, 5.625% due 6/15/35	342,806
	FirstEnergy Corp., Notes:
350,000	6.450% due 11/15/11	361,516
845,000	7.375% due 11/15/31 (c)	925,193
	Pacific Gas & Electric Co.:
425,000	First Mortgage Bonds, 6.050% due 3/1/34	424,789
20,000	Senior Unsubordinated Notes, 5.800% due 3/1/37	19,308

	Total Electric Utilities	2,792,616

Energy Equipment & Services - 0.0%
30,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)	29,537

Food & Staples Retailing - 0.4%
461,404	CVS Lease Pass-Through Trust, 6.036% due 12/10/28 (a)	455,100
730,000	Wal-Mart Stores Inc., 5.800% due 2/15/18	748,983

	Total Food & Staples Retailing	1,204,083

Health Care Providers & Services - 0.2%
580,000	Cardinal Health Inc., 5.850% due 12/15/17	582,373

Independent Power Producers & Energy Traders - 0.2%
	TXU Corp., Senior Notes:
230,000	5.550% due 11/15/14	180,551
50,000	6.500% due 11/15/24	36,981

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.2% (continued)
$570,000	6.550% due 11/15/34	$413,679

	Total Independent Power Producers & Energy Traders	631,211

Industrial Conglomerates - 0.2%
	Tyco International Group SA:
40,000	Guaranteed Notes, 6.750% due 2/15/11	42,252
	Notes:
10,000	6.125% due 11/1/08	10,112
100,000	6.000% due 11/15/13	101,514
310,000	6.875% due 1/15/29	315,171
75,000	Senior Notes, 6.375% due 10/15/11	76,973

	Total Industrial Conglomerates	546,022

Insurance - 1.3%
610,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	569,496
20,000	ASIF Global Financing XIX, 4.900% due 1/17/13 (a)	19,283
1,595,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (c)	1,515,775
1,440,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)(c)	1,400,771
	Willis North America Inc.:
350,000	5.125% due 7/15/10	347,474
130,000	Senior Notes, 5.625% due 7/15/15	125,730

	Total Insurance	3,978,529

IT Services - 0.0%
10,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	10,314

Media - 0.7%
	Clear Channel Communications Inc.:
50,000	4.250% due 5/15/09	48,109
15,000	Notes, 5.500% due 9/15/14	11,962
	Senior Notes:
30,000	4.625% due 1/15/08	29,851
40,000	6.250% due 3/15/11	36,813
	Comcast Corp., Notes:
170,000	6.500% due 1/15/15	177,978
70,000	6.500% due 1/15/17	73,325
900,000	5.875% due 2/15/18 (c)	899,974
70,000	COX Communications Inc., Notes, 3.875% due 10/1/08	69,118
40,000	News America Inc., 6.200% due 12/15/34	38,904
	Time Warner Inc.:
300,000	6.500% due 11/15/36	297,170
85,000	Senior Debentures, 7.700% due 5/1/32	95,794
325,000	Senior Notes, 6.875% due 5/1/12	342,863

	Total Media	2,121,861

Metals & Mining - 0.4%
	Vale Overseas Ltd., Notes:
650,000	8.250% due 1/17/34	783,396
400,000	6.875% due 11/21/36	417,817

	Total Metals & Mining	1,201,213

Multi-Utilities - 0.2%
	Dominion Resources Inc.:
30,000	Notes, 4.750% due 12/15/10	29,756

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Multi-Utilities - 0.2% (continued)
$645,000	Senior Notes, 5.700% due 9/17/12	$653,495

	Total Multi-Utilities	683,251

Oil, Gas & Consumable Fuels - 2.3%
5,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	5,614
	Anadarko Petroleum Corp., Senior Notes:
160,000	6.094% due 9/15/09 (b)	159,382
55,000	6.450% due 9/15/36	55,828
10,000	Conoco Funding Co., Notes, 6.350% due 10/15/11	10,506
470,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	536,766
	Gazprom, Loan Participation Notes:
170,000	6.212% due 11/22/16 (a)	168,045
850,000	Senior Notes, 6.510% due 3/7/22 (a)(c)	835,125
	Hess Corp.:
30,000	7.875% due 10/1/29	35,310
655,000	Notes, 7.300% due 8/15/31	735,525
726,000	Intergas Finance BV, 6.375% due 5/14/17 (a)	680,625
	Kerr-McGee Corp.:
10,000	6.950% due 7/1/24	10,669
	Notes:
300,000	6.875% due 9/15/11	316,120
820,000	7.875% due 9/15/31 (c)	977,663
	Kinder Morgan Energy Partners LP:
30,000	Medium-Term Notes, 6.950% due 1/15/38	31,544
	Senior Notes:
65,000	7.125% due 3/15/12	68,821
35,000	5.000% due 12/15/13	33,735
60,000	6.000% due 2/1/17	60,183
634,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	678,539
130,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	132,113
623,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	728,910
645,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	703,569

	Total Oil, Gas & Consumable Fuels	6,964,592

Paper & Forest Products - 0.1%
445,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	463,714

Pharmaceuticals - 0.1%
420,000	Wyeth, 5.950% due 4/1/37	416,800

Thrifts & Mortgage Finance - 0.4%
	Countrywide Financial Corp.:
600,000	6.250% due 5/15/16	478,283
	Medium-Term Notes:
160,000	5.756% due 6/18/08 (b)	153,293
130,000	5.384% due 1/5/09 (b)	119,525
220,000	Washington Mutual Bank, Subordinated Notes, 5.500% due 1/15/13	206,434
150,000	Washington Mutual Inc., Senior Notes, 5.250% due 9/15/17	130,593

	Total Thrifts & Mortgage Finance	1,088,128

Tobacco - 0.2%
	Altria Group Inc.:
465,000	Debentures, 7.750% due 1/15/27	578,377
95,000	Notes, 7.000% due 11/4/13	104,090

	Total Tobacco	682,467

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunication Services - 0.5%
$280,000	America Movil SAB de CV, 5.625% due 11/15/17	$278,740
120,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	155,611
	Sprint Capital Corp.:
30,000	Notes, 8.750% due 3/15/32	34,301
940,000	Senior Notes, 8.375% due 3/15/12 (c)	1,027,567

	Total Wireless Telecommunication Services	1,496,219

	TOTAL CORPORATE BONDS & NOTES (Cost - $65,439,048)	64,424,539

ASSET-BACKED SECURITIES - 6.0%
Credit Card - 0.4%
200,000	Bank One Issuance Trust, 4.540% due 9/15/10	199,735
1,020,000	Washington Mutual Master Note Trust, 5.121% due 9/16/13 (a)(b)(c)	1,008,453

	Total Credit Card	1,208,188

Home Equity - 4.1%
49,751	ABFS Mortgage Loan Trust, 5.373% due 4/25/34 (a)(b)	49,804
290,976	ACE Securities Corp., 4.973% due 6/25/36 (b)	278,263
2,000,000	Argent Securities Inc., 4.983% due 5/25/36 (b)(c)	1,977,076
1,048,320	Bear Stearns Asset-Backed Securities Trust, 5.203% due 12/25/44 (b)(c)	1,013,385
	Credit-Based Asset Servicing and Securitization LLC:
48,898	6.626% due 1/3/29 (a)(b)	36,674
6,535	5.053% due 1/25/35 (a)(b)	6,531
	GMAC Mortgage Corp. Loan Trust:
632,690	5.623% due 2/25/31 (a)(b)	608,867
1,287,825	5.083% due 11/25/36 (b)(c)	1,248,686
143,740	IXIS Real Estate Capital Trust, 4.933% due 8/25/36 (b)	143,209
	Lehman XS Trust:
269,037	5.003% due 6/25/37 (b)	267,769
373,289	4.943% due 6/25/46 (b)	370,960
38,578	Morgan Stanley ABS Capital I, 5.133% due 4/25/35 (b)	38,576
	Morgan Stanley Mortgage Loan Trust:
1,315,198	4.993% due 10/25/46 (b)(c)	1,313,294
1,698,432	5.043% due 1/25/47 (b)(c)	1,666,477
	RAAC:
361,487	5.143% due 5/25/36 (a)(b)	346,735
451,590	5.213% due 7/25/37 (a)(b)	449,942
1,636,389	5.223% due 2/25/46 (a)(b)(c)	1,552,902
460,000	Renaissance Home Equity Loan Trust, 6.203% due 6/25/37 (b)	442,185
466,943	Terwin Mortgage Trust, 4.750% due 10/25/37 (b)	429,588

	Total Home Equity	12,240,923

Student Loan - 1.5%
243,429	Brazos Higher Education Authority Inc., 5.233% due 9/26/16 (b)	240,386
1,452,400	Countrywide Asset-Backed Certificates, 5.213% due 9/25/35 (a)(b)(c)	1,289,270
1,482,874	JPMorgan Mortgage Acquisition Corp., 5.063% due 5/25/35 (b)(c)	1,454,469
27,708	MSCC Heloc Trust, 5.063% due 7/25/17 (b)	27,202
1,542,696	SLM Student Loan Trust, 5.094% due 10/25/17 (b)(c)	1,542,963
53,285	Wachovia Asset Securitization Inc., 5.243% due 9/27/32 (b)	52,778

	Total Student Loan	4,607,068

	TOTAL ASSET-BACKED SECURITIES (Cost - $18,563,491)	18,056,179

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4%
1,669,985	American Home Mortgage Assets, 5.341% due 10/25/46 (b)(c)	1,619,910

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4% (continued)
$1,429,282	Banc of America Alternative Loan Trust, 5.900% due 10/25/36 (b)(c)	$1,429,499
	Banc of America Commercial Mortgage Inc.:
500,000	4.668% due 7/10/43	472,473
370,000	5.889% due 7/10/44 (b)	377,517
	Banc of America Funding Corp.:
246,122	5.723% due 6/20/35 (b)	245,596
1,098,851	5.791% due 10/25/36 (c)	1,099,417
1,698,064	5.699% due 9/20/46 (b)(c)	1,710,103
	Banc of America Mortgage Securities Inc.:
587,338	5.184% due 12/25/34 (b)	571,608
150,894	5.207% due 2/25/35 (b)	145,864
214,085	Bayview Financial Acquisition Trust, 5.239% due 5/28/44 (b)	210,963
200,000	Bear Stearns Adjustable Rate Mortgage Trust, 3.520% due 6/25/34 (b)	197,924
1,947,143	Bear Stearns Mortgage Funding Trust, 5.033% due 12/25/46 (b)(c)	1,917,867
	Bear Stearns Structured Products Inc.:
667,355	5.479% due 9/26/37 (a)(b)	664,018
5,059,700	5.729% due 9/27/37 (a)(b)(c)	4,980,642
	Countrywide Alternative Loan Trust:
163,001	4.250% due 3/25/34	159,463
973,364	5.521% due 10/25/34 (b)(c)	973,089
233,976	5.133% due 7/25/35 (b)	228,365
233,816	5.223% due 9/25/35 (b)	231,029
1,230,298	5.143% due 1/25/36 (b)(c)	1,204,510
1,573,826	5.208% due 5/20/46 (b)(c)	1,544,787
2,461,681	5.063% due 7/25/46 (b)(c)	2,416,579
1,059,792	5.063% due 8/25/46 (b)(c)	1,040,278
1,823,523	5.833% due 11/25/46 (b)(c)	1,775,087
1,892,736	5.003% due 3/25/47 (b)(c)	1,848,330
205,522	Countrywide Home Loan Mortgage Pass Through Trust, 5.163% due 4/25/35 (b)	202,212
	Countrywide Home Loans:
155,926	5.173% due 3/25/35 (b)	153,609
199,726	6.168% due 4/25/35 (b)	197,826
1,598,960	5.273% due 9/25/35 (a)(b)(c)	1,556,108
203,467	Mortgage Pass-Through Trust, 5.173% due 5/25/35 (b)	199,091
	Credit Suisse Mortgage Capital Certificates:
500,000	5.555% due 2/15/39 (b)	499,461
2,590,000	5.811% due 9/15/39 (b)(c)	2,634,563
387,527	Downey Savings & Loan Association Mortgage Loan Trust, 5.853% due 4/19/36 (b)	380,139
360,000	GE Capital Commercial Mortgage Corp., 5.333% due 11/10/45 (b)	356,530
	Greenpoint Mortgage Funding Trust:
192,004	5.093% due 6/25/45 (b)	188,063
77,744	5.133% due 10/25/45 (b)	76,397
1,783,316	4.953% due 2/25/47 (b)(c)	1,764,335
200,000	GS Mortgage Securities Corp. II, 4.680% due 7/10/39	193,930
	GSMPS Mortgage Loan Trust:
412,912	5.223% due 1/25/35 (a)(b)	408,308
231,690	5.223% due 3/25/35 (a)(b)	229,583
	Harborview Mortgage Loan Trust:
192,639	5.338% due 6/20/35 (b)	188,728
785,348	5.208% due 11/19/36 (b)	770,981
2,310,402	5.171% due 3/19/38 (b)(c)	2,263,816
302,438	6.127% due 6/19/45 (b)	293,671
1,247,118	Indymac INDA Mortgage Loan Trust, 6.287% due 11/25/37 (b)(c)	1,261,156
118,302	Indymac Index Mortgage Loan Trust, 5.099% due 9/25/35 (b)	115,535

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4% (continued)
	JPMorgan Chase Commercial Mortgage Securities Corp.:
$200,000	4.918% due 10/15/42 (b)	$191,825
100,000	5.294% due 1/12/43 (b)	98,691
1,630,000	5.420% due 1/15/49 (c)	1,603,304
1,950,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43 (c)	1,924,157
	LB-UBS Commercial Mortgage Trust:
200,000	4.664% due 7/15/30	193,698
140,000	4.739% due 7/15/30	132,960
770,000	5.347% due 11/15/38	755,810
	Lehman XS Trust:
203,230	5.173% due 12/25/35 (b)	196,720
1,413,868	5.133% due 2/25/46 (b)(c)	1,388,288
1,496,823	Luminent Mortgage Trust, 5.113% due 4/25/36 (b)(c)	1,472,596
1,151,105	Mach One Trust Commercial Mortgage Backed Securities, 1.427% due 5/28/40 (a)(b)	37,618
624,244	MASTR ARM Trust, 5.073% due 5/25/47 (b)	606,714
	MASTR Reperforming Loan Trust:
208,933	7.000% due 8/25/34 (a)	218,699
1,634,464	5.223% due 5/25/35 (a)(b)(c)	1,616,180
120,099	Merrill Lynch Mortgage Investors Inc., 5.279% due 12/25/35 (b)	119,458
120,000	Merrill Lynch Mortgage Trust, 5.659% due 5/12/39 (b)	121,307
1,260,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485% due 3/12/51 (b)(c)	1,243,641
	Morgan Stanley Capital I:
240,000	4.989% due 8/13/42	231,358
1,640,000	5.332% due 12/15/43 (c)	1,606,683
500,000	5.692% due 4/15/49 (b)	499,977
774,196	Morgan Stanley Mortgage Loan Trust, 5.349% due 10/25/34 (b)	782,325
2,056,591	Mortgage IT Trust, 5.193% due 2/25/35 (b)(c)	2,043,278
700,000	Nomura Asset Acceptance Corp., 4.976% due 5/25/35 (b)	649,830
	Prime Mortgage Trust:
911,750	5.500% due 5/25/35 (a)(c)	901,987
548,605	6.000% due 5/25/35 (a)	543,812
1,885,431	Residential Accredit Loans Inc., 5.033% due 1/25/37 (b)(c)	1,834,166
	Structured Asset Mortgage Investments Inc.:
2,115,868	5.083% due 8/25/36 (b)(c)	2,084,554
684,796	5.053% due 9/25/47 (b)	656,503
907,635	Structured Asset Securities Corp., 5.223% due 6/25/35 (b)(c)	904,091
	Thornburg Mortgage Securities Trust:
286,842	6.228% due 9/25/37 (b)	285,408
307,381	6.240% due 9/25/37 (b)	309,638
378,670	5.815% due 6/25/44 (b)	378,635
125,503	5.093% due 7/25/45 (b)	125,930
302,567	5.103% due 7/25/45 (b)	302,302
1,366,258	5.143% due 8/25/45 (b)(c)	1,362,037
2,777,388	5.133% due 10/25/45 (b)(c)	2,771,323
524,028	5.073% due 12/25/45 (b)	522,337
	WaMu Mortgage Pass-Through Certificates:
148,206	5.143% due 7/25/45 (b)	144,088
666,028	5.733% due 6/25/47 (b)	651,961
	Washington Mutual Inc.:
650,000	5.256% due 1/25/36 (b)	650,268
180,782	5.103% due 4/25/45 (b)	177,299
505,348	5.193% due 8/25/45 (b)	495,153
235,310	5.163% due 10/25/45 (b)	231,317
310,303	5.163% due 12/25/45 (b)	302,770

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.4% (continued)
	Washington Mutual Mortgage Pass-Through Certificates:
$774,745	5.503% due 9/25/36 (b)	$774,766
1,344,026	5.633% due 12/25/36 (b)(c)	1,350,037
648,894	5.773% due 5/25/47 (b)	624,553
60,031	Washington Mutual MSC Mortgage Pass-Through Certificates, 7.000% due 3/25/34	60,950
2,100,000	Wells Fargo Mortgage Backed Securities Trust, 3.540% due 9/25/34 (b)(c)	2,059,918
574,140	Zuni Mortgage Loan Trust, 5.003% due 8/25/36 (b)	570,455

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $80,763,681)	79,810,335

MORTGAGE-BACKED SECURITIES - 51.1%
FHLMC - 5.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
947,956	5.233% due 1/1/36 (b)(c)	953,425
733,772	5.907% due 4/1/37 (b)	742,213
	Gold:
237,594	4.500% due 4/1/19	230,136
923,453	5.000% due 7/1/20 (c)	911,981
257,973	5.000% due 9/1/35	247,885
7,383,529	5.500% due 12/1/36 (c)	7,270,655
3,756,608	6.000% due 9/1/37 (c)	3,781,599
1,200,000	6.000% due 11/13/37 (e)	1,207,687
	STRIPS, IO:
196,151	6.149% due 1/1/37 (b)	199,615
714,981	5.896% due 2/1/37 (b)	724,600

	TOTAL FHLMC	16,269,796

FNMA -36.1%
	Federal National Mortgage Association (FNMA):
7,310,000	5.000% due 12/12/07 (e)	7,011,891
59,675	5.500% due 12/1/17	60,003
20,634	5.500% due 4/1/18	20,765
802,053	5.000% due 10/1/20 (c)	790,209
449,840	5.000% due 10/1/20	443,196
252,804	6.000% due 8/1/21	257,305
7,700,000	5.500% due 11/19/22 (e)	7,713,236
100,000	6.000% due 11/19/22 (e)	101,734
75,498	6.000% due 3/1/32	76,467
162,303	6.000% due 11/1/33	164,120
317,445	5.500% due 5/1/34	313,543
19,640	6.000% due 5/1/34	19,831
76,510	6.000% due 9/1/34	77,254
477,592	6.000% due 10/1/34	482,236
1,119,554	6.000% due 11/1/34 (c)	1,130,439
467,251	5.500% due 8/1/35	461,010
86,328	4.500% due 9/1/35	80,530
163,576	5.500% due 9/1/35	161,391
74,651	6.000% due 10/1/35	75,293
21,827	6.000% due 12/1/35	22,014
283,933	6.500% due 1/1/36	290,694
5,862,160	5.000% due 2/1/36 (c)	5,633,137
610,051	5.000% due 3/1/36	586,217
197,046	6.000% due 5/1/36	198,565
27,569	6.000% due 7/1/36	27,837
199,610	6.500% due 8/1/36	204,363

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
FNMA - 36.1% (continued)
$3,428,627	5.793% due 9/1/36 (b)(c)	$3,462,913
1,311,903	6.000% due 9/1/36	1,322,018
1,803,574	5.500% due 1/1/37 (c)	1,777,759
993,304	6.000% due 3/1/37 (c)	1,000,843
199,589	6.000% due 6/1/37	201,104
39,490,000	5.000% due 11/13/37 (e)	37,904,240
4,780,000	5.500% due 11/13/37 (e)	4,710,542
15,900,000	6.000% due 11/13/37 (e)	16,016,770
15,290,000	6.500% due 11/13/37 (e)	15,650,752
	STRIPS, IO:
323,281	5.500% due 4/1/36	315,441
133,129	5.660% due 12/1/36 (b)	133,887

	TOTAL FNMA	108,899,549

GNMA - 9.6%
	Government National Mortgage Association (GNMA):
33,607	6.000% due 11/15/28	34,160
207,008	6.500% due 2/15/32	213,501
427,326	5.000% due 8/15/33	415,391
252,720	6.000% due 12/15/33	256,496
317,771	5.000% due 5/15/34	308,780
1,687,033	5.500% due 6/20/37 (c)	1,668,378
22,500,000	6.000% due 11/20/37 (e)	22,784,760
700,000	6.500% due 11/20/37 (e)	720,016
	Government National Mortgage Association (GNMA) I:
308,289	6.000% due 3/15/33	312,998
63,511	5.000% due 9/15/33	61,737
2,295,067	5.500% due 2/15/35 (c)	2,282,463

	TOTAL GNMA	29,058,680

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $153,716,098)	154,228,025

MUNICIPAL BOND - 0.0%
Oregon - 0.0%
100,000	Oregon State, GO, Taxable Pension, 5.892% due 6/1/27 (Cost - $105,901)	104,461

SOVEREIGN BONDS - 0.7%
Mexico - 0.5%
	United Mexican States, Medium-Term Notes:
4,000	5.625% due 1/15/17	4,066
1,249,000	6.750% due 9/27/34 (c)	1,400,441

	Total Mexico	1,404,507

Russia - 0.2%
465,313	Russian Federation, 7.500% due 3/31/30 (a)	525,222

	TOTAL SOVEREIGN BONDS (Cost - $1,849,554)	1,929,729

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.8%
U.S. Government Agencies - 2.0%
900,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (a)(c)	906,012
120,000	Federal Home Loan Bank System (FHLB), 3.875% due 8/22/08	119,386
	Federal Home Loan Mortgage Corp. (FHLMC):
160,000	5.250% due 2/24/11	161,506
600,000	4.650% due 10/10/13	589,378
690,000	5.300% due 5/12/20	680,399

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 2.0% (continued)
$210,000	5.625% due 11/23/35	$208,363
180,000	Medium-Term Notes, 5.450% due 11/21/13	181,044
	Federal National Mortgage Association (FNMA):
170,000	5.200% due 11/8/10	169,985
560,000	4.610% due 10/10/13	549,292
110,000	6.000% due 4/18/36	113,351
	FICO Strip:
2,000,000	Debentures, zero coupon bond to yield 5.280% due 3/7/19 (c)	1,139,018
910,000	Notes, zero coupon bond to yield 5.290% due 9/26/19	502,796
780,000	Tennessee Valley Authority, 5.980% due 4/1/36 (c)	876,893

	Total U.S. Government Agencies	6,197,423

U.S. Government Obligations - 9.8%
	U.S. Treasury Bonds:
100,000	7.500% due 11/15/16	122,281
10,000	4.625% due 2/15/17	10,133
540,000	8.875% due 8/15/17	724,022
435,000	4.500% due 2/15/36	417,736
1,480,000	4.750% due 2/15/37 (c)	1,479,654
1,680,000	5.000% due 5/15/37 (c)	1,747,333
	U.S. Treasury Notes:
40,000	3.750% due 5/15/08	39,922
7,890,000	4.500% due 3/31/09 (c)	7,947,329
70,000	4.625% due 7/31/09	70,793
90,000	4.500% due 11/15/10	91,378
4,540,000	4.625% due 10/31/11 (c)	4,631,513
1,480,000	4.625% due 12/31/11 (c)	1,510,409
1,090,000	4.500% due 3/31/12 (c)	1,107,032
100,000	4.875% due 6/30/12	103,117
3,340,000	4.625% due 7/31/12 (c)	3,408,891
3,520,000	4.250% due 9/30/12 (c)	3,535,953
13,000	5.125% due 5/15/16	13,648
240,000	4.750% due 8/15/17	245,363
	U.S. Treasury Strip Principal (STRIPS):
4,570,000	Zero coupon bond to yield 5.410% due 11/15/21 (c)	2,309,797
100,000	Zero coupon bond to yield 5.262% due 5/15/30	34,031

	Total U.S. Government Obligations	29,550,335

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $35,256,026)	35,747,758

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.8%
	U.S. Treasury Bonds, Inflation Indexed:
568,091	2.375% due 1/15/25	580,252
806,667	2.000% due 1/15/26	779,379
1,237,284	2.375% due 1/15/27 (c)	1,269,570
278,263	3.875% due 4/15/29	357,416
58,572	3.375% due 4/15/32	72,555
	U.S. Treasury Notes, Inflation Indexed:
25,357	3.875% due 1/15/09	26,039
175,611	0.875% due 4/15/10	171,633
199,038	2.375% due 4/15/11	202,195
39,386	2.000% due 1/15/14	39,368
74,829	1.875% due 7/15/15	73,906
220,000	2.000% due 1/15/16	218,350
689,832	2.500% due 7/15/16	712,683
134,039	2.375% due 1/15/17	136,940

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.8% (continued)
$3,551,505	2.625% due 7/15/17 (c)	$3,711,603

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $8,108,032)	8,351,889

SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
1,100	Federal National Mortgage Association (FNMA), 7.000% (b) (Cost - $58,520)	58,197

CONVERTIBLE PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
1	Federal National Mortgage Association (FNMA), 5.375% due 1/5/08 (d) (Cost - $95,000)	98,461

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $363,955,351)	362,809,573

FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.9%
U.S. Government Agencies - 0.3%
	Federal National Mortgage Association (FNMA), Discount Notes:
$485,000	4.716% - 5.156% due 3/17/08 (f)	477,239
361,000	5.135% - 5.203% due 3/17/08 (f)	355,223
18,000	4.322% due 3/19/08 (f)	17,708
36,000	4.317% due 3/26/08 (f)	35,386

	Total U.S. Government Agencies	885,556

Repurchase Agreement - 17.6%
53,127,000	Morgan Stanley repurchase agreement dated 10/31/07, 4.800% due 11/1/07; Proceeds at maturity - $53,134,084; (Fully collateralized by various U.S. government agency obligations, 0.000% due 12/5/07 to 2/4/08; Market value - $54,462,694) (c)	53,127,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $54,010,214)	54,012,556

	TOTAL INVESTMENTS - 138.0% (Cost — $417,965,565#)	416,822,129
	Liabilities in Excess of Other Assets - (38.0)%	(114,791,609)

	TOTAL NET ASSETS - 100.0%	$302,030,520

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options and TBA’s.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
GO	— General Obligation
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
92	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	$111.00	$67,562
15	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	112.00	7,500
107	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	31,766

				$106,828

	Total Options Written
	(Premiums received - $158,639)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, exchange rates or securities markets, also, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle at a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,372,334
Gross unrealized depreciation	(3,515,770)

Net unrealized depreciation	$(1,143,436)

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	26	6/08	$6,156,553	$6,215,300	$58,747
U.S. Treasury Bonds	85	12/07	9,447,497	9,570,469	122,972
U.S. 5 Year Treasury Notes	307	12/07	32,667,179	32,954,531	287,352

					$469,071

Contracts to Sell:
U.S. Treasury 2 Year Notes	15	12/07	$3,107,252	$3,106,641	$611
U.S. Treasury 10 Year Notes	401	12/07	43,609,211	44,116,266	(507,055)

					$(506,444)

Net Unrealized Loss on Open Futures Contracts					$(37,373)

During the period ended October 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2007	49	$17,197
Options written	360	233,154
Options closed	(146)	(74,515)
Options expired	(49)	(17,197)

Options written, outstanding October 31, 2007	214	$158,639

At October 31, 2007, the Fund held TBA securities with a total cost of $113,202,270.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 28, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	December 28, 2007